INTANGIBLE ASSETS - BREAKDOWN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 104,886	$ 106,642
Additions	(36,680)	(3,013)
Disposals	(737)	(29)
Transfers	0	0
Translation differences	2,137	(7,375)
Hyperinflation Adjustments	2,336	2,635
Intangible assets other than goodwill at end of period	71,942	104,886
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	513,286	491,592
Additions	(15,234)	(63,082)
Disposals	(18,124)	(13,275)
Transfers	0	0
Translation differences	2,767	(33,496)
Hyperinflation Adjustments	6,000	5,383
Intangible assets other than goodwill at end of period	519,163	513,286
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(385,292)	(359,913)
Additions	49,035	60,069
Disposals	17,387	13,246
Transfers	0	0
Translation differences	(1,977)	24,192
Hyperinflation Adjustments	(3,664)	(2,748)
Intangible assets other than goodwill at end of period	(422,581)	(385,292)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(23,108)	(25,037)
Additions	2,879
Translation differences	1,347	1,929
Intangible assets other than goodwill at end of period	(24,640)	(23,108)
Development | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,351	3,101
Additions	(642)	(551)
Disposals	(1,311)
Transfers	0	(1,216)
Translation differences	(457)	(260)
Hyperinflation Adjustments	250	269
Intangible assets other than goodwill at end of period	1,475	2,351
Development | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,453)	(1,335)
Additions	14	161
Disposals	1,325	94
Transfers		0
Translation differences	390	216
Hyperinflation Adjustments	(248)	(267)
Intangible assets other than goodwill at end of period	0	(1,453)
Customer base | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	249,081	243,341
Disposals	0	(30)
Transfers	0	21,534
Translation differences	(251)	(17,886)
Hyperinflation Adjustments	0	2,122
Intangible assets other than goodwill at end of period	248,830	249,081
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(197,358)	(172,005)
Additions	12,954	21,970
Disposals	0	30
Transfers	0	(14,315)
Translation differences	(325)	11,672
Hyperinflation Adjustments	0	(770)
Intangible assets other than goodwill at end of period	(210,637)	(197,358)
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	231,006	188,117
Additions	(14,592)	(62,137)
Disposals	(2,179)	(11,249)
Transfers	0	1,413
Translation differences	5,135	(12,138)
Hyperinflation Adjustments	5,750	2,726
Intangible assets other than goodwill at end of period	254,304	231,006
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(157,280)	(140,858)
Additions	36,009	36,529
Disposals	2,179	11,249
Transfers	0	44
Translation differences	(2,877)	10,259
Hyperinflation Adjustments	(3,416)	(1,445)
Intangible assets other than goodwill at end of period	(197,403)	(157,280)
Other intangible assets [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	30,637	56,958
Disposals	(14,421)	(1,873)
Transfers	0	(21,508)
Translation differences	(1,662)	(3,206)
Hyperinflation Adjustments	0	266
Intangible assets other than goodwill at end of period	14,554	30,637
Other intangible assets [Member] | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(29,201)	(45,715)
Additions	58	1,409
Disposals	13,883	1,873
Transfers	0	14,271
Translation differences	835	2,045
Hyperinflation Adjustments	0	(266)
Intangible assets other than goodwill at end of period	(14,541)	(29,201)
Work in progress | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	211	75
Additions	0	(394)
Disposals	(213)	(29)
Transfers	0	(223)
Translation differences	2	(6)
Intangible assets other than goodwill at end of period	$ 0	$ 211